Document and Entity Information	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Document And Entity Information
Entity Registrant Name	Rush Exploration Inc.
Entity Central Index Key	0001301574
Document Type	20-F
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		266,152
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011